Income Taxes - Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Domestic	¥ (75,618)		¥ 383,730	¥ 560,503
Foreign	14,002		9,195	12,378
Loss before income tax expenses	¥ (61,616)	$ (9,668)	¥ 392,925	¥ 572,881